INFORMATION INCLUDED IN CONSOLIDATED EARNINGS (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Schedule of charges incurred by the Company included in Consolidated Earnings
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2018:

	2018	2017	2016
	$	$	$
Employee benefit expense
Wages, salaries and other short-term benefits	197,155	170,657	161,661
Termination benefits (Note 14)	1,861	204	1,733
Share-based compensation expense (Note 16)	1,914	3,291	8,201
Pension, post-retirement and other long-term employee benefit plans (Note 18):
Defined benefit plans	2,768	2,811	3,002
Defined contributions plans	3,471	4,699	4,631
	207,169	181,662	179,228
Finance costs - Interest
Interest on borrowings	17,443	7,973	4,770
Amortization and write-off of debt issue costs on borrowings	1,906	651	445
Interest capitalized to property, plant and equipment	(2,277)	(1,378)	(817)
	17,072	7,246	4,398
Finance costs - other expense (income), net
Foreign exchange loss (gain)	1,945	(2,663)	(518)
Other costs (income), net	1,865	(735)	1,123
	3,810	(3,398)	605
Additional information
Depreciation of property, plant and equipment (Note 9)	38,548	32,409	29,402
Amortization of intangible assets (Note 11)	6,281	3,729	1,890
Impairment of assets (Note 12)	6,936	1,433	7,062